Schedule of Investments(a)
Invesco QQQ TrustSM, Series 1 (QQQ)
June 30, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Aerospace & Defense-0.38%
Axon Enterprise, Inc.(b)	1,608,437	$1,331,689,330
Automobiles-2.75%
Tesla, Inc.(b)	30,564,607	9,709,153,060
Beverages-1.93%
Coca-Cola Europacific Partners PLC (United Kingdom)	9,488,236	879,749,242
Keurig Dr Pepper, Inc.	28,060,410	927,677,155
Monster Beverage Corp.(b)	20,148,918	1,262,128,224
PepsiCo, Inc.	28,326,962	3,740,292,062
		6,809,846,683
Biotechnology-2.79%
Amgen, Inc.	11,109,199	3,101,799,453
Biogen, Inc.(b)	3,027,337	380,203,254
Gilead Sciences, Inc.	25,700,033	2,849,362,659
Regeneron Pharmaceuticals, Inc.	2,193,016	1,151,333,400
Vertex Pharmaceuticals, Inc.(b)	5,305,487	2,362,002,812
		9,844,701,578
Broadline Retail-6.72%
Amazon.com, Inc.(b)	89,152,279	19,559,118,490
MercadoLibre, Inc. (Brazil)(b)	1,047,433	2,737,602,312
PDD Holdings, Inc., ADR (China)(b)	13,799,628	1,444,269,066
		23,740,989,868
Chemicals-1.29%
Linde PLC	9,725,329	4,562,929,860
Commercial Services & Supplies-0.80%
Cintas Corp.	8,342,371	1,859,264,225
Copart, Inc.(b)	19,959,806	979,427,680
		2,838,691,905
Communications Equipment-1.61%
Cisco Systems, Inc.	81,814,980	5,676,323,312
Consumer Staples Distribution & Retail-2.57%
Costco Wholesale Corp.	9,166,644	9,074,427,561
Electric Utilities-1.40%
American Electric Power Co., Inc.	11,036,654	1,145,163,219
Constellation Energy Corp.	6,475,346	2,089,982,675
Exelon Corp.	20,857,351	905,626,181
Xcel Energy, Inc.	11,916,082	811,485,184
		4,952,257,259
Electronic Equipment, Instruments & Components-0.14%
CDW Corp.	2,720,680	485,886,241
Energy Equipment & Services-0.22%
Baker Hughes Co., Class A	20,469,234	784,790,432
Entertainment-3.99%
Electronic Arts, Inc.	5,180,941	827,396,278
Netflix, Inc.(b)	8,792,442	11,774,222,855
Take-Two Interactive Software, Inc.(b)	3,763,815	914,042,473
Warner Bros. Discovery, Inc.(b)	51,115,236	585,780,604
		14,101,442,210
Financial Services-0.42%
PayPal Holdings, Inc.(b)	20,092,864	1,493,301,652
Food Products-0.69%
Kraft Heinz Co. (The)	24,452,351	631,359,703
Mondelez International, Inc., Class A	26,751,364	1,804,111,988
		2,435,471,691
	Shares	Value
Ground Transportation-0.56%
CSX Corp.	38,811,392	$1,266,415,721
Old Dominion Freight Line, Inc.	4,366,024	708,605,695
		1,975,021,416
Health Care Equipment & Supplies-1.79%
DexCom, Inc.(b)	8,101,066	707,142,051
GE HealthCare Technologies, Inc.	9,460,057	700,706,422
IDEXX Laboratories, Inc.(b)	1,661,555	891,158,409
Intuitive Surgical, Inc.(b)	7,405,089	4,023,999,413
		6,323,006,295
Hotels, Restaurants & Leisure-3.06%
Airbnb, Inc., Class A(b)	8,917,101	1,180,089,146
Booking Holdings, Inc.	672,304	3,892,129,209
DoorDash, Inc., Class A(b)	8,236,942	2,030,488,573
Marriott International, Inc., Class A	5,658,763	1,546,030,639
Starbucks Corp.	23,478,428	2,151,328,358
		10,800,065,925
Industrial Conglomerates-0.88%
Honeywell International, Inc.	13,278,009	3,092,182,736
Interactive Media & Services-8.55%
Alphabet, Inc., Class A	48,874,214	8,613,102,733
Alphabet, Inc., Class C	45,842,651	8,132,027,861
Meta Platforms, Inc., Class A	18,232,490	13,457,218,544
		30,202,349,138
IT Services-1.05%
Cognizant Technology Solutions Corp., Class A	10,184,355	794,685,220
Shopify, Inc., Class A (Canada)(b)	25,167,065	2,903,020,948
		3,697,706,168
Machinery-0.29%
PACCAR, Inc.	10,845,842	1,031,005,741
Media-1.30%
Charter Communications, Inc., Class A(b)	2,899,993	1,185,546,138
Comcast Corp., Class A	76,944,508	2,746,149,490
Trade Desk, Inc. (The), Class A(b)	9,258,635	666,529,134
		4,598,224,762
Oil, Gas & Consumable Fuels-0.24%
Diamondback Energy, Inc.	6,036,327	829,391,330
Pharmaceuticals-0.24%
AstraZeneca PLC, ADR (United Kingdom)	12,313,573	860,472,481
Professional Services-1.29%
Automatic Data Processing, Inc.	8,386,492	2,586,394,133
Paychex, Inc.	7,441,644	1,082,461,536
Verisk Analytics, Inc.	2,890,071	900,257,117
		4,569,112,786
Real Estate Management & Development-0.20%
CoStar Group, Inc.(b)	8,716,316	700,791,806
Semiconductors & Semiconductor Equipment-23.81%
Advanced Micro Devices, Inc.(b)	33,498,782	4,753,477,166
Analog Devices, Inc.	10,252,659	2,440,337,895
Applied Materials, Inc.	16,579,866	3,035,276,069
ARM Holdings PLC, ADR(b)	2,763,980	447,046,125
ASML Holding N.V., New York Shares (Netherlands)	1,805,842	1,447,183,720
Broadcom, Inc.	65,304,889	18,001,292,653
See accompanying notes which are an integral part of this schedule.

Invesco QQQ TrustSM, Series 1 (QQQ)—(continued)
June 30, 2025
(Unaudited)
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
GLOBALFOUNDRIES, Inc.(b)	11,423,317	$436,370,709
Intel Corp.	90,120,468	2,018,698,483
KLA Corp.	2,732,109	2,447,259,316
Lam Research Corp.	26,427,054	2,572,409,436
Marvell Technology, Inc.	17,813,392	1,378,756,541
Microchip Technology, Inc.	11,144,187	784,216,439
Micron Technology, Inc.	23,089,428	2,845,772,001
NVIDIA Corp.	204,902,323	32,372,518,011
NXP Semiconductors N.V. (Netherlands)	5,219,426	1,140,392,387
ON Semiconductor Corp.(b)	8,633,706	452,492,531
QUALCOMM, Inc.	22,685,066	3,612,823,611
Texas Instruments, Inc.	18,769,333	3,896,888,918
		84,083,212,011
Software-19.01%
Adobe, Inc.(b)	8,805,432	3,406,645,532
ANSYS, Inc.(b)	1,816,388	637,951,793
AppLovin Corp., Class A(b)	6,357,190	2,225,525,075
Atlassian Corp., Class A(b)	3,414,038	693,356,977
Autodesk, Inc.(b)	4,421,279	1,368,695,340
Cadence Design Systems, Inc.(b)	5,641,174	1,738,327,768
CrowdStrike Holdings, Inc., Class A(b)	5,145,760	2,620,787,026
Datadog, Inc., Class A(b)	6,600,978	886,709,375
Fortinet, Inc.(b)	15,813,738	1,671,828,381
Intuit, Inc.	5,763,115	4,539,202,267
Microsoft Corp.	62,415,785	31,046,235,617
MicroStrategy, Inc., Class A(b)	5,242,864	2,119,322,915
	Shares	Value
Software-(continued)
Palantir Technologies, Inc., Class A(b)	46,752,458	$6,373,295,075
Palo Alto Networks, Inc.(b)	13,776,280	2,819,177,939
Roper Technologies, Inc.	2,221,322	1,259,134,163
Synopsys, Inc.(b)	3,205,637	1,643,465,977
Workday, Inc., Class A(b)	4,462,662	1,071,038,880
Zscaler, Inc.(b)	3,216,686	1,009,846,403
		67,130,546,503
Specialty Retail-0.70%
O’Reilly Automotive, Inc.(b)	17,661,367	1,591,819,008
Ross Stores, Inc.	6,793,866	866,761,424
		2,458,580,432
Technology Hardware, Storage & Peripherals-7.29%
Apple, Inc.	125,425,615	25,733,573,430
Textiles, Apparel & Luxury Goods-0.16%
lululemon athletica, inc.(b)	2,376,670	564,649,259
Trading Companies & Distributors-0.28%
Fastenal Co.	23,702,419	995,501,598
Wireless Telecommunication Services-1.58%
T-Mobile US, Inc.	23,458,706	5,589,271,292
TOTAL INVESTMENTS IN SECURITIES-99.98% (Cost $344,056,435,902)		353,076,567,751
OTHER ASSETS LESS LIABILITIES-0.02%		69,327,634
NET ASSETS-100.00%		$353,145,895,385

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
June 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of June 30, 2025, all of the securities in the Trust were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.